Transactions and Balances with Related Parties (Details Textual) ₪ / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Oct. 31, 2017 ILS (₪)	May 31, 2017 CAD ($) $ / shares shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 EUR (€) shares	Jun. 30, 2014 shares	Dec. 31, 2017 ILS (₪) ₪ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2017 EUR (€) shares	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 ILS (₪) shares
Transactions and Balances with Related Parties (Textual)
Restricted shares | shares						24,824	24,824	24,824	24,824
Directors fees annual amount | ₪						₪ 2,200,000				₪ 2,700,000			₪ 3,300,000
Remuneration | €									€ 700
Monthly salary | ₪						₪ 14,300,000				₪ 31,100,000			₪ 28,100,000
Annual bonus, percentage						200.00%	200.00%	200.00%	200.00%
REG [Member]
Transactions and Balances with Related Parties (Textual)
Consideration value						₪ 947,000,000	$ 260,000,000
Directors fees annual amount			$ 62,500
Annual cost			$ 128,000
Mr Katzman [Member]
Transactions and Balances with Related Parties (Textual)
Restricted shares | shares					255,000
Mr. Segal [Member]
Transactions and Balances with Related Parties (Textual)
Remuneration											$ 2,000,000
Performance based option/warrants | shares						2,965,505	2,965,505	2,965,505	2,965,505
Ordinary shares, par value | ₪ / shares						₪ 1
Total cost | ₪						₪ 12,929,000
Trading days, description
The number of option warrants was determined on the basis of the average price of the Company’s share on the Stock Exchange in the 30 trading day that preceded the date of approval by the Board of Directors – February 9, 2017.

The number of option warrants was determined on the basis of the average price of the Company’s share on the Stock Exchange in the 30 trading day that preceded the date of approval by the Board of Directors – February 9, 2017.

The number of option warrants was determined on the basis of the average price of the Company’s share on the Stock Exchange in the 30 trading day that preceded the date of approval by the Board of Directors – February 9, 2017.

The number of option warrants was determined on the basis of the average price of the Company’s share on the Stock Exchange in the 30 trading day that preceded the date of approval by the Board of Directors – February 9, 2017.

Option/warrant exercise price, description
The exercise price of each option warrant is NIS 42. In addition to the above exercise price, the exercise of the option warrants is conditional upon an average target price for the Company’s share that is higher than the exercise price and a prerequisite for their exercise is an average quoted share price of at least NIS 45 over 90 consecutive days during the 12-month period that precedes the date of exercise.

The exercise price of each option warrant is NIS 42. In addition to the above exercise price, the exercise of the option warrants is conditional upon an average target price for the Company’s share that is higher than the exercise price and a prerequisite for their exercise is an average quoted share price of at least NIS 45 over 90 consecutive days during the 12-month period that precedes the date of exercise.

The exercise price of each option warrant is NIS 42. In addition to the above exercise price, the exercise of the option warrants is conditional upon an average target price for the Company’s share that is higher than the exercise price and a prerequisite for their exercise is an average quoted share price of at least NIS 45 over 90 consecutive days during the 12-month period that precedes the date of exercise.

The exercise price of each option warrant is NIS 42. In addition to the above exercise price, the exercise of the option warrants is conditional upon an average target price for the Company’s share that is higher than the exercise price and a prerequisite for their exercise is an average quoted share price of at least NIS 45 over 90 consecutive days during the 12-month period that precedes the date of exercise.

Issued and paid share capital, percentage						1.49%	1.49%	1.49%	1.49%
Mr. Zvi Gordon [Member]
Transactions and Balances with Related Parties (Textual)
Annual cash bonus							$ 130,000
Option/warrant exercise price, description
Mr. Gordon was allotted 224,848 option warrants (non-negotiable) for the purchase of ordinary shares of NIS 1 par value of the Company, at an exercise price of NIS 34.308 per share, and 19,985 restricted share units. The option warrants and the restricted share units vest in three equal batches, starting at the end of one year from their grant date. Option warrants that are not exercised within 90 days of the termination of Mr. Gordon’s engagement with the Company, will expire. The final expiration date of all option warrants is at the end of 4 years from their date of grant.

Mr. Gordon was allotted 224,848 option warrants (non-negotiable) for the purchase of ordinary shares of NIS 1 par value of the Company, at an exercise price of NIS 34.308 per share, and 19,985 restricted share units. The option warrants and the restricted share units vest in three equal batches, starting at the end of one year from their grant date. Option warrants that are not exercised within 90 days of the termination of Mr. Gordon’s engagement with the Company, will expire. The final expiration date of all option warrants is at the end of 4 years from their date of grant.

Mr. Gordon was allotted 224,848 option warrants (non-negotiable) for the purchase of ordinary shares of NIS 1 par value of the Company, at an exercise price of NIS 34.308 per share, and 19,985 restricted share units. The option warrants and the restricted share units vest in three equal batches, starting at the end of one year from their grant date. Option warrants that are not exercised within 90 days of the termination of Mr. Gordon’s engagement with the Company, will expire. The final expiration date of all option warrants is at the end of 4 years from their date of grant.

Mr. Gordon was allotted 224,848 option warrants (non-negotiable) for the purchase of ordinary shares of NIS 1 par value of the Company, at an exercise price of NIS 34.308 per share, and 19,985 restricted share units. The option warrants and the restricted share units vest in three equal batches, starting at the end of one year from their grant date. Option warrants that are not exercised within 90 days of the termination of Mr. Gordon’s engagement with the Company, will expire. The final expiration date of all option warrants is at the end of 4 years from their date of grant.

Employment termination, description
The agreement is for a period of 3 years, commencing on June 19, 2017, subject to the entitlement of either of the parties to terminate the agreement with an advance notice of 90 days. For his office, Mr. Gordon is entitles to annual remuneration of U.S.$ 200 thousand (linked to the annual increase in the consumer price index), payable in monthly installments.

The agreement is for a period of 3 years, commencing on June 19, 2017, subject to the entitlement of either of the parties to terminate the agreement with an advance notice of 90 days. For his office, Mr. Gordon is entitles to annual remuneration of U.S.$ 200 thousand (linked to the annual increase in the consumer price index), payable in monthly installments.

The agreement is for a period of 3 years, commencing on June 19, 2017, subject to the entitlement of either of the parties to terminate the agreement with an advance notice of 90 days. For his office, Mr. Gordon is entitles to annual remuneration of U.S.$ 200 thousand (linked to the annual increase in the consumer price index), payable in monthly installments.

The agreement is for a period of 3 years, commencing on June 19, 2017, subject to the entitlement of either of the parties to terminate the agreement with an advance notice of 90 days. For his office, Mr. Gordon is entitles to annual remuneration of U.S.$ 200 thousand (linked to the annual increase in the consumer price index), payable in monthly installments.

Annual bonus, percentage						40.00%	40.00%	40.00%	40.00%
Norstar [Member]
Transactions and Balances with Related Parties (Textual)
Monthly management fees | ₪	₪ 139,000
EQY [Member]
Transactions and Balances with Related Parties (Textual)
Restricted shares | shares			5,250	5,250
FCR [Member]
Transactions and Balances with Related Parties (Textual)
Deferred share units | shares													1,995
FCR [Member] | Mr Katzman [Member]
Transactions and Balances with Related Parties (Textual)
Directors fees annual amount		$ 20,500
Deferred share units | shares		116.85
Shares price per share | $ / shares		$ 18.85
FCR [Member] | Mr. Segal [Member]
Transactions and Balances with Related Parties (Textual)
Compensation								$ 500
Restricted shares | shares						24,824	24,824	24,824	24,824
Restricted units value								$ 500
ATR [Member]
Transactions and Balances with Related Parties (Textual)
Consideration value							$ 474,000,000
ATR [Member] | Mr Katzman [Member]
Transactions and Balances with Related Parties (Textual)
Remuneration | €									€ 550
Employment Agreement [Member] | Mr. Segal [Member]
Transactions and Balances with Related Parties (Textual)
Monthly salary | ₪						₪ 166,667
Annual cost | ₪						₪ 2,000,000
CTY [Member] | Mr Katzman [Member]
Transactions and Balances with Related Parties (Textual)
Remuneration | €									€ 165			€ 165
CTY [Member] | Mr. Segal [Member]
Transactions and Balances with Related Parties (Textual)
Remuneration | €				€ 75
Description of per meeting			To a per-meeting remuneration of € 600, which in 2017 amounted to € 2,000.	To a per-meeting remuneration of € 600, which in 2017 amounted to € 2,000.